2019 REGISTERED DIRECT OFFERING - Additional information (Details) - USD ($)				3 Months Ended		12 Months Ended
	May 14, 2019	May 13, 2019	May 12, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Jul. 02, 2018	Feb. 24, 2017
Stock Issued During Period, Value, Warrants Exercised						$ 932,728
Derivative Liability	$ 1,628,113							$ 2,397,454	$ 2,996,110
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)				$ 108,944	$ (40,187)	$ 679,271	$ 1,824,175
Class Of Series H Warrant [Member]
Stock Issued During Period, Shares, New Issues				0	0	0	0
Class of Warrant or Right, Number of Securities Called by Warrants or Rights				8,615,384		8,615,384
Registered Direct Offering 2019 [Member]
Stock Issued During Period, Shares, New Issues	8,615,384		8,615,384
Shares Issued, Price Per Share			$ 0.325
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.40
Proceeds from Subscribed but Unissued Common Stock and Warrants		$ 2,800,000	$ 2,800,000	$ 2,748,821		$ 2,748,821
Payments of Stock Issuance Costs		51,200	$ 51,200
Cash Price Per Each Common Stock Underlying Warrants		$ 0.0533		0.0533		0.0533
Allocation Of Remaining Proceeds To Common Stock Subscribed and Unissued				1,120,708		1,120,708
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)				$ 108,944	$ (40,187)	$ 679,271	$ 380,698